Related party transactions - Schedule of Significant Related Party Transactions (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Apr. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Aggregate cash consideration		¥ 574,826
Consideration paid	¥ 28,770	¥ 546,084		¥ 28,770	¥ 546,084
Parent Company
Related party transactions
Related party transaction, purchases from related party			¥ 2,013,000